ENERGY STORAGE SYSTEMS, NET (Tables)	3 Months Ended
Mar. 31, 2021
ENERGY STORAGE SYSTEMS, NET
Schedule of Energy Storage Systems, Net

Energy storage systems, net, consists of the following (in thousands):

March 31, 2021
Energy storage systems placed into service	$145,555
Less: accumulated depreciation	(36,758)
Energy storage systems not yet placed into service	11,045
Total energy storage systems, net	$119,842